Other non-current assets - third parties	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other non-current assets - third parties	Other non-current assets - third parties

	As of December 31
	2024	2025
	US$	US$
Contract cost assets	—	26,620
Others	3,880	3,569
Prepayments and other current assets	3,880	30,189